Note 1 - Description of Business and Bankruptcy Proceedings (Details Textual)			8 Months Ended	12 Months Ended	16 Months Ended
	Jun. 20, 2016 USD ($) shares	May 05, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2014 shares	May 04, 2016 $ / shares	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares
Preferred Stock, Shares Authorized			1,000,000			1,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001			$ 0.0001
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Payment for Offering Cost | $		$ 100,000
Preferred Stock, Liquidation Preference, Value | $			$ 29,038,000			$ 29,038,000
Warrant, Expiration Date		May 05, 2021
Class of Warrant or Right, Date from which Warrants or Rights Exercisable		Nov. 05, 2016
Arthrex [Member]
Reduction in Allowed Claim | $		$ 15,000,000
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized		29,038
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Stock Issued During Period, Shares, New Issues		29,038
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Preferred Stock, Liquidation Preference, Value | $		$ 29,038,000
Number of Board Members Nominated and Elected by Shareholders		1
Preferred Stock, Voting Rights, Number of Votes Per Share		5
Preferred Stock, Voting Rights, Percentage of Voting Rights of Capital Stock		1.00%
Common Stock [Member]
Commitment Fees for Debt | $		$ 250,000
Stock Issued During Period, Shares, Issued for Services			162,500
Stock Issued During Period, Shares, New Issues		7,500,000	2,264,612
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Proceeds from Issuance of Common Stock | $		$ 7,300,000
Proceeds from Issuance of Common Stock, Net of Issuance Costs | $		$ 7,052,500
Stock Issued During Period, Shares, Other		200,000		2,709,677
Payment for Offering Cost | $		$ 100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		6,180,000
Backstop Commitment Date		Jun. 30, 2017
Warrant, Expiration Date		May 05, 2021
Class of Warrant or Right, Date from which Warrants or Rights Exercisable		Nov. 05, 2016
Common Stock [Member] | Backstop Commitment [Member]
Number of Shares Commited to Purchase		12,800,000
Value of Shares Commited to Purchase | $		$ 3,000,000
Common Stock [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.50
Common Stock [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1
Exchange Shares [Member]
Number of Shares Commited to Issue		3,000,000
Shares of Old Common Stock to New Common Stock, Conversion Ratio		41.8934
Stock Issued During Period, Shares, New Issues		2,264,612
Administrative Claim Shares [Member]
Stock Issued During Period, Shares, Issued for Services	100,000
Debt Conversion, Converted Instrument, Shares Issued	62,500
Debt Conversion, Original Debt, Amount | $	$ 62,500
Stock Issued During Period, Shares, New Issues	162,500
Platelet Rich Plasma (PRP) [Member]
Number of Products Produced					2